UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

FIS Christian Stock Fund
PRAY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the FIS Christian Stock Fund for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://faithinvestorservices.com/pray/. You can also request this information by contacting us at 1-833-833-1311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FIS Christian Stock Fund	$36	0.68%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$66,521,693
Number of Holdings	70
Portfolio Turnover	7%
30-Day SEC Yield	0.75%
30-Day SEC Yield Unsubsidized	0.75%
Visit https://faithinvestorservices.com/pray/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers
First American Treasury Obligations Fund	7.3%
NVIDIA Corp.	4.9%
Toll Brothers, Inc.	3.8%
Palo Alto Networks, Inc.	3.3%
Intuitive Surgical, Inc.	3.0%
Casey’s General Stores, Inc.	2.7%
GFL Environmental, Inc.	2.5%
Holcim AG	2.4%
ServiceNow, Inc.	2.4%
Graphic Packaging Holding Co.	2.0%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/pray/.
FIS Christian Stock Fund	PAGE 1	TSR-SAR-78433H204

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Faith Investor Services, LLC documents not be householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Christian Stock Fund	PAGE 2	TSR-SAR-78433H204

FIS Knights of Columbus Global Belief ETF
KOCG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the FIS Knights of Columbus Global Belief ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://faithinvestorservices.com/fis-kocaa-etf-kocg/. You can also request this information by contacting us at 1-833-833-1311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FIS Knights of Columbus Global Belief ETF	$40	0.75%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$26,652,888
Number of Holdings	83
Portfolio Turnover	9%
30-Day SEC Yield	0.79%
30-Day SEC Yield Unsubsidized	0.79%
Visit https://faithinvestorservices.com/fis-kocaa-etf-kocg/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers
Microsoft Corp.	4.7%
NVIDIA Corp.	4.4%
Apple, Inc.	4.2%
First American Treasury Obligations Fund	4.2%
Alphabet, Inc.	2.7%
Meta Platforms, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Broadcom, Inc.	1.8%
Visa, Inc.	1.6%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://faithinvestorservices.com/fis-kocaa-etf-kocg/.
FIS Knights of Columbus Global Belief ETF	PAGE 1	TSR-SAR-78433H105

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Faith Investor Services, LLC documents not be householded, please contact Faith Investor Services, LLC at 1-833-833-1311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Faith Investor Services, LLC or your financial intermediary.
FIS Knights of Columbus Global Belief ETF	PAGE 2	TSR-SAR-78433H105

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 (a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The Registrant’s Financial Statements are filed herewith.

FIS Christian Stock Fund  | PRAY | NYSE Arca, Inc.
FIS Knights of Columbus Global Belief ETF  | KOCG | NYSE Arca, Inc.
Semi-Annual Financial Statements and Additional Information
November 30, 2024 (Unaudited)

FIS Christian Stock Fund
Schedule of Investments
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.0%
Aerospace & Defense - 0.5%
Huntington Ingalls Industries, Inc.	1,770	$350,318
Automobile Components - 0.8%
Gentex Corp.	16,860	515,242
Automobiles - 0.1%
Dr. Ing. h.c.F. Porsche AG - ADR	10,635	65,724
Banks - 2.7%
Danske Bank AS - ADR	21,201	305,294
HDFC Bank Ltd. - ADR	12,171	812,536
Sumitomo Mitsui Financial Group, Inc. - ADR	47,424	702,350
		1,820,180
Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc.(a)	2,642	174,451
Capital Markets - 2.9%
Blue Owl Capital, Inc. - Class A	35,245	836,364
Intercontinental Exchange, Inc.	6,765	1,088,894
		1,925,258
Commercial Services & Supplies - 3.8%
GFL Environmental, Inc.	35,429	1,668,706
Republic Services, Inc.	3,827	835,434
		2,504,140
Construction Materials - 2.4%
Holcim AG(a)	79,990	1,628,596
Consumer Staples Distribution & Retail - 4.4%
Casey’s General Stores, Inc.	4,320	1,818,245
Costco Wholesale Corp.	1,150	1,117,662
		2,935,907
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	43,200	1,299,888
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc.(a)	4,565	751,353
Diversified Telecommunication Services - 2.3%
Cellnex Telecom SA - ADR	21,385	383,005
Cogent Communications Holdings, Inc.	14,040	1,153,948
		1,536,953
Electronic Equipment, Instruments & Components - 0.8%
Trimble, Inc.(a)	7,575	552,748
Energy Equipment & Services - 3.0%
SBM Offshore NV	62,293	1,126,391
Tenaris SA - ADR	22,057	845,445
		1,971,836

	Shares	Value
Financial Services - 2.8%
Corpay, Inc.(a)	2,431	$926,648
Equitable Holdings, Inc.	19,020	917,335
		1,843,983
Food Products - 1.1%
Bunge Global SA	8,005	718,369
Ground Transportation - 2.1%
Canadian Pacific Kansas City Ltd.	7,560	579,021
Old Dominion Freight Line, Inc.	3,586	807,352
		1,386,373
Health Care Equipment & Supplies - 4.8%
Edwards Lifesciences Corp.(a)	7,128	508,583
Intuitive Surgical, Inc.(a)	3,706	2,008,652
Stryker Corp.	1,770	694,105
		3,211,340
Health Care Providers & Services - 3.3%
Chemed Corp.	1,944	1,112,726
HCA Healthcare, Inc.	3,300	1,079,826
		2,192,552
Hotels, Restaurants & Leisure - 1.1%
Domino’s Pizza, Inc.	1,567	746,190
Household Durables - 5.5%
Lennar Corp. - Class A	6,550	1,142,255
Toll Brothers, Inc.	15,372	2,538,993
		3,681,248
Household Products - 0.8%
Energizer Holdings, Inc.	14,340	546,497
Insurance - 3.6%
Aflac, Inc.	8,252	940,728
AIA Group Ltd. - ADR	21,641	651,394
Everest Re Group Ltd.	1,997	773,958
		2,366,080
IT Services - 1.1%
Cognizant Technology Solutions Corp. - Class A	9,118	733,908
Leisure Products - 0.0%(b)
Polaris, Inc.	56	3,864
Life Sciences Tools & Services - 1.1%
Danaher Corp.	3,099	742,799
Machinery - 4.1%
Caterpillar, Inc.	1,649	669,676
Deere & Co.	1,649	768,269
Oshkosh Corp.	4,295	487,955
Parker-Hannifin Corp.	1,100	773,190
		2,699,090

The accompanying notes are an integral part of these financial statements.

1

FIS Christian Stock Fund
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 91.0% (Continued)
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	13,050	$576,810
Multi-Utilities - 1.1%
Engie SA - ADR	44,299	707,455
Oil, Gas & Consumable Fuels - 1.9%
ConocoPhillips	5,916	640,940
EOG Resources, Inc.	4,544	605,533
		1,246,473
Pharmaceuticals - 1.9%
Teva Pharmaceutical Industries Ltd. - ADR(a)	29,139	488,952
Zoetis, Inc.	4,550	797,388
		1,286,340
Professional Services - 1.0%
FTI Consulting, Inc.(a)	3,387	685,935
Semiconductors & Semiconductor Equipment - 8.3%
Broadcom, Inc.	4,516	731,953
NVIDIA Corp.	23,370	3,230,902
ON Semiconductor Corp.(a)	13,223	940,420
Skyworks Solutions, Inc.	6,986	611,904
		5,515,179
Software - 8.4%
Check Point Software Technologies Ltd.(a)	5,833	1,061,606
Datadog, Inc. - Class A(a)	4,995	762,986
Palo Alto Networks, Inc.(a)	5,658	2,194,286
ServiceNow, Inc.(a)	1,520	1,595,149
		5,614,027
Specialty Retail - 3.0%
Tractor Supply Co.	3,405	965,896
Valvoline, Inc.(a)	25,314	1,005,219
		1,971,115
Technology Hardware, Storage & Peripherals - 3.7%
FUJIFILM Holdings Corp. - ADR	68,211	768,056
Logitech International SA	10,187	824,026
NetApp, Inc.	7,350	901,404
		2,493,486
Trading Companies & Distributors - 1.7%
United Rentals, Inc.	1,340	1,160,440
Wireless Telecommunication Services - 0.6%
Tele2 AB - Class B	35,640	373,574
TOTAL COMMON STOCKS (Cost $46,449,709)		60,535,721

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.4%
American Tower Corp.	2,592	$541,728
Americold Realty Trust, Inc.	16,490	393,451
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $983,434)		935,179
SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%
First American Treasury Obligations Fund - Class X, 4.55%(c)	4,865,866	4,865,866
TOTAL SHORT-TERM INVESTMENTS (Cost $4,865,866)		4,865,866
TOTAL INVESTMENTS - 99.7% (Cost $52,299,009)		$66,336,766
Other Assets in Excess of Liabilities - 0.3%		184,927
TOTAL NET ASSETS - 100.0%		$66,521,693

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensedfor use by U.S. Bank Global Fund Services.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

FIS Knights of Columbus Global Belief ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	424	$207,612
Automobiles - 2.7%
General Motors Co.	6,182	343,657
Honda Motor Co. Ltd.	17,480	150,318
Tesla, Inc.(a)	680	234,709
		728,684
Banks - 7.2%
BNP Paribas SA	2,913	174,265
CaixaBank SA	35,617	193,586
Citizens Financial Group, Inc.	5,152	248,017
JPMorgan Chase & Co.	1,940	484,457
KB Financial Group, Inc. - ADR	4,416	304,395
Lloyds Banking Group PLC	333,626	225,004
United Overseas Bank Ltd.	10,580	286,942
		1,916,666
Broadline Retail - 1.9%
Dollarama, Inc.	2,360	245,818
MercadoLibre, Inc.(a)	127	252,117
		497,935
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	610	371,228
Chemicals - 1.0%
Linde PLC	573	264,147
Commercial Services & Supplies - 0.9%
Copart, Inc.(a)	3,950	250,390
Communications Equipment - 1.0%
Motorola Solutions, Inc.	549	274,335
Construction & Engineering - 2.4%
Quanta Services, Inc.	1,240	427,205
Stantec, Inc.	2,352	203,712
		630,917
Construction Materials - 1.0%
CRH PLC	2,560	262,329
Consumer Finance - 1.6%
American Express Co.	1,400	426,552
Consumer Staples Distribution & Retail - 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	2,266	218,216
Target Corp.	1,472	194,760
		412,976
Diversified Telecommunication Services - 1.1%
Deutsche Telekom AG	9,096	290,906

	Shares	Value
Electric Utilities - 1.1%
Entergy Corp.	1,881	$293,756
Electrical Equipment - 1.1%
Schneider Electric SE	1,110	285,475
Energy Equipment & Services - 0.7%
Baker Hughes Co.	3,990	175,360
Entertainment - 2.4%
Netflix, Inc.(a)	430	381,328
Walt Disney Co.	2,263	265,835
		647,163
Financial Services - 3.4%
Berkshire Hathaway, Inc. - Class B(a)	999	482,537
Visa, Inc. - Class A	1,380	434,810
		917,347
Food Products - 2.4%
General Mills, Inc.	3,328	220,513
Mondelez International, Inc. - Class A	3,417	221,934
The Campbell’s Co.	4,422	204,297
		646,744
Ground Transportation - 1.0%
Union Pacific Corp.	1,063	260,074
Health Care Equipment & Supplies - 3.3%
Hoya Corp.	1,658	212,625
Insulet Corp.(a)	661	176,341
Intuitive Surgical, Inc.(a)	600	325,200
Medtronic PLC	2,066	178,792
		892,958
Health Care Providers & Services - 2.1%
Cencora, Inc.	1,283	322,739
DaVita, Inc.(a)	1,359	225,825
		548,564
Hotels, Restaurants & Leisure - 1.3%
Darden Restaurants, Inc.	1,288	227,036
InterContinental Hotels Group PLC	1,020	127,054
		354,090
Industrial Conglomerates - 2.1%
3M Co.	2,248	300,176
Siemens AG	1,292	249,942
		550,118
Insurance - 3.7%
American International Group, Inc.	3,053	234,714
Hartford Financial Services Group, Inc.	2,554	314,934
Manulife Financial Corp.	9,098	292,859
Mapfre SA	50,756	131,877
		974,384

The accompanying notes are an integral part of these financial statements.

3

FIS Knights of Columbus Global Belief ETF
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 94.2% (Continued)
Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A	4,248	$717,700
Meta Platforms, Inc. - Class A	1,081	620,840
Tencent Holdings Ltd.	5,655	289,234
		1,627,774
IT Services - 1.0%
Infosys Ltd. - ADR	11,568	255,306
Machinery - 1.1%
Caterpillar, Inc.	724	294,024
Metals & Mining - 0.8%
BHP Group Ltd.	7,568	200,017
Multi-Utilities - 0.8%
Veolia Environnement SA	7,301	212,601
Oil, Gas & Consumable Fuels - 3.4%
Canadian Natural Resources Ltd.	7,206	244,566
Cheniere Energy, Inc.	1,118	250,443
ConocoPhillips	1,996	216,247
Shell PLC	5,890	189,520
		900,776
Personal Care Products - 1.2%
Unilever PLC	5,200	310,711
Pharmaceuticals - 1.8%
Ipsen SA	2,140	247,273
Zoetis, Inc.	1,396	244,649
		491,922
Real Estate Management & Development - 0.7%
Mitsui Fudosan Co. Ltd.	23,352	194,982
Semiconductors & Semiconductor Equipment - 8.5%
ASML Holding NV	300	208,621
Broadcom, Inc.	2,950	478,136
NVIDIA Corp.	8,480	1,172,360
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,232	412,161
		2,271,278
Software - 8.8%
Microsoft Corp.	2,976	1,260,217
Salesforce, Inc.	977	322,400
SAP SE	1,611	382,676
ServiceNow, Inc.(a)	368	386,194
		2,351,487
Specialty Retail - 1.8%
TJX Cos., Inc.	2,687	337,729
Ulta Beauty, Inc.(a)	402	155,429
		493,158

	Shares	Value
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	4,766	$1,131,115
Xiaomi Corp. - Class B(a)(b)	60,310	215,073
		1,346,188
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp.(a)	1,446	283,358
Lululemon Athletica, Inc.(a)	813	260,697
		544,055
Trading Companies & Distributors - 2.0%
Ferguson Enterprises, Inc.	1,264	271,999
ITOCHU Corp.	5,168	254,090
		526,089
TOTAL COMMON STOCKS (Cost $18,147,852)		25,101,078
PREFERRED STOCKS - 0.8%
Household Products - 0.8%
Henkel AG & Co. KGaA	2,500	213,247
TOTAL PREFERRED STOCKS (Cost $230,707)		213,247
REAL ESTATE INVESTMENT TRUSTS - 0.6%
VICI Properties, Inc.	4,976	162,267
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $165,204)		162,267

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Treasury Obligations Fund - Class X, 4.55%(c)	1,124,415	1,124,415
TOTAL SHORT-TERM INVESTMENTS (Cost $1,124,415)		1,124,415
TOTAL INVESTMENTS - 99.8% (Cost $19,668,178)		$26,601,007
Other Assets in Excess of Liabilities - 0.2%		51,881
TOTAL NET ASSETS - 100.0%		$26,652,888

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc.(“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

4

FIS Knights of Columbus Global Belief ETF
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)
ADR - American Depositary Receipt
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $215,073 or 0.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Statements of Assets and Liabilities
November 30, 2024 (Unaudited)

	FIS Christian Stock Fund	FIS Knights of Columbus Global Belief ETF
ASSETS:
Investments, at value	$66,336,766	$26,601,007
Foreign currency, at value	138,053	—
Dividends receivable	51,803	32,975
Interest receivable	18,853	3,237
Dividend tax reclaims receivable	11,884	31,868
Total assets	66,557,359	26,669,087
LIABILITIES:
Payable to adviser	35,666	16,196
Payable for investments purchased	—	3
Total liabilities	35,666	16,199
NET ASSETS	$66,521,693	$26,652,888
NET ASSETS CONSISTS OF:
Paid-in capital	$54,568,723	$22,993,704
Total distributable earnings	11,952,970	3,659,184
Total net assets	$66,521,693	$26,652,888
Net assets	$66,521,693	$26,652,888
Shares issued and outstanding	2,160,000	920,000
Net asset value per share	$30.80	$28.97
COST:
Investments, at cost	$52,299,009	$19,668,178
Foreign currency, at cost	$141,968	$—

The accompanying notes are an integral part of these financial statements.

6

Statements of Operations
For the Period Ended November 30, 2024 (Unaudited)

	FIS Christian Stock Fund	FIS Knights of Columbus Global Belief ETF
INVESTMENT INCOME:
Dividend income	$290,397	$164,431
Less: Dividend withholding taxes	(4,702)	(9,392)
Interest income	113,343	20,550
Total investment income	399,038	175,589
EXPENSES:
Investment advisory fee	200,636	94,225
Total expenses	200,636	94,225
NET INVESTMENT INCOME	198,402	81,364
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	151,254	162,435
Foreign currency transaction	299,857	(1,086)
Net realized gain	451,111	161,349
Net change in unrealized appreciation on:
Investments	6,418,252	2,650,567
Foreign currency translation	(4,557)	(564)
Net change in unrealized appreciation	6,413,695	2,650,003
Net realized and unrealized gain	6,864,806	2,811,352
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,063,208	$2,892,716

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	FIS Christian Stock Fund		FIS Knights of Columbus Global Belief ETF
	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$198,402	$403,595	$81,364	$267,623
Net realized gain (loss)	451,111	(350,055)	161,349	(421,685)
Net change in unrealized appreciation	6,413,695	7,128,280	2,650,003	4,633,454
Net increase in net assets from operations	7,063,208	7,181,820	2,892,716	4,479,392
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(293,011)	—	(322,880)
Total distributions to shareholders	—	(293,011)	—	(322,880)
CAPITAL TRANSACTIONS:
Subscriptions	6,810,807	23,931,108	—	674,262
Redemptions	(889,767)	—	—	—
Net increase in net assets from capital transactions	5,921,040	23,931,108	—	674,262
NET INCREASE IN NET ASSETS	12,984,248	30,819,917	2,892,716	4,830,774
NET ASSETS:
Beginning of the period	53,537,445	22,717,528	23,760,172	18,929,398
End of the period	$66,521,693	$53,537,445	$26,652,888	$23,760,172
SHARES TRANSACTIONS
Subscriptions	230,000	950,000	—	30,000
Redemptions	(30,000)	—	—	—
Total increase in shares outstanding	200,000	950,000	—	30,000

The accompanying notes are an integral part of these financial statements.

8

FIS Christian Stock Fund
Financial Highlights

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31,		Period Ended May 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$27.32	$22.49	$23.29	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.28	0.26	0.16
Net realized and unrealized gain (loss) on investments(c)	3.38	4.76	(0.80)	(1.88)
Total from investment operations	3.48	5.04	(0.54)	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.21)	(0.26)	—
Total distributions	—	(0.21)	(0.26)	—
ETF transaction fees per share	—	0.00(d)	—	0.01
Net asset value, end of period	$30.80	$27.32	$22.49	$23.29
TOTAL RETURN(e)	12.75%	22.45%	−2.29%	−6.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$66,522	$53,537	$22,718	$24,460
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets(f)	0.67%	1.09%	1.18%	2.14%
Portfolio turnover rate(e)(g)	7%	26%	27%	14%

(a)	Inception date of the Fund was February 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate exclude in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

FIS Knights of Columbus Global Belief ETF
Financial Highlights

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31,		Period Ended May 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$25.83	$21.27	$22.15	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.30	0.44	0.31
Net realized and unrealized gain (loss) on investments(c)	3.05	4.61	(0.92)	(3.09)
Total from investment operations	3.14	4.91	(0.48)	(2.78)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.35)	(0.40)	(0.07)
Total distributions	—	(0.35)	(0.40)	(0.07)
Net asset value, end of period	$28.97	$25.83	$21.27	$22.15
TOTAL RETURN(d)	12.17%	23.26%	−2.06%	−11.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,653	$23,760	$18,929	$20,819
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets(e)	0.65%	1.27%	2.15%	1.44%
Portfolio turnover rate(d)(f)	9%	37%	39%	35%

(a)	Inception date of the Fund was July 14, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements
November 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eleven operational exchange-traded funds (“ETFs”), two of which are presented herein, FIS Christian Stock Fund (the “Christian Stock Fund”), and FIS Knights of Columbus Global Belief ETF (the “Knights of Columbus ETF”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a diversified series of the Trust. The investment objective of the Christian Stock Fund is to seek long-term growth of capital and income; the investment objective of the Knights of Columbus ETF is to seek income and long-term growth of capital.
Faith Investor Services, LLC (the “Adviser”) is the investment adviser to each Fund.
Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund.
Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value

11

Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2024, there were no securities held by either Fund that were internally fair valued and/or valued using a Level 2 or Level 3 valuation.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –
Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2024:
FIS Christian Stock Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$60,535,721	$ —	$ —	$60,535,721
Real Estate Investment Trusts	935,179	—	—	935,179
Money Market Funds	4,865,866	—	—	4,865,866
Total Investments	$66,336,766	$—	$—	$66,336,766

FIS Knights of Columbus Global Belief ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,101,078	$ —	$ —	$25,101,078
Preferred Stocks	213,247	—	—	213,247
Real Estate Investment Trusts	162,267	—	—	162,267
Money Market Funds	1,124,415	—	—	1,124,415
Total Investments	$26,601,007	$—	$—	$26,601,007

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.

12

Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended November 30, 2024.

E.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

F.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended May 31, 2024, there were no adjustments between distributable earnings (accumulated loss) and paid-in capital.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management – The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Capital Insight Partners, LLC acts as the sub-adviser to the Christian Stock Fund and Knights of Columbus Asset Advisors LLC acts as the sub-adviser to the Knights of Columbus ETF (the “Sub-Advisers”) pursuant to investment sub-advisory agreements with the Adviser (the “Sub-Advisory-Agreements”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into Sub-Advisory Agreements with each of

13

Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
the Sub-Advisers. The Sub-Advisers are responsible for the day-to-day management of their specific Fund’s portfolios, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Advisers for compliance with the Funds’ investment objectives, policies, strategies and restrictions. The Board oversees the Adviser and the Sub-Advisers, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.
Pursuant to the Investment Advisory Agreement, the Christian Stock Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.68% and the Knights of Columbus ETF pays the Adviser a monthly unitary management fee at the annual rate of 0.75%, based on each Fund’s average daily net assets. For the period ended November 30, 2024, Christian Stock Fund and Knights of Columbus ETF incurred $200,636 and $94,225, respectively, in management fees.
Pursuant to each Sub-Advisory Agreement, the Adviser compensates the Sub-Advisers out of the management fees it receives from the Funds.
Under the Investment Advisory Agreement, the Adviser pays all operating expenses of the Funds, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, and the management fee payable to the Adviser under the Investment Advisory Agreement.
Administrator, Custodian, Transfer Agent and Accounting Agent – U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). For the period ended November 30, 2024, there were no fees incurred from the service providers described above as the Adviser bore all such costs.
Distributor and Fund Officers – Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of November 30, 2024, certain officers of the Trust were affiliated with the Distributor, and received no fees from the Trust for serving as officers.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2024, were as follows:

	Purchases	Sales
Christian Stock Fund	$4,641,957	$3,744,644
Knights of Columbus ETF	2,062,454	2,654,024

14

Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2024, were as follows:

	Purchases In-Kind	Sales In-Kind
Christian Stock Fund	$6,211,899	$826,880
Knights of Columbus ETF	—	—

NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the period ended November 30, 2024 and year ended May 31, 2024 are as follows:

	Period Ended November 30, 2024 Ordinary Income	Year Ended May 31, 2024 Ordinary Income
Christian Stock Fund	$ —	$293,011
Knights of Columbus ETF	—	322,880

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the year ended May 31, 2024, the Funds did not have any late year losses nor post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, the following capital loss carry forwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
Christian Stock Fund	$1,448,411	$1,533,575	$2,981,986
Knights of Columbus ETF	$1,973,895	$1,703,371	$3,677,266

As of May 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Christian Stock Fund	Knights of Columbus ETF
Federal income tax cost of investments	$45,663,388	$19,414,172
Aggregate gross unrealized appreciation	9,058,817	5,002,942
Aggregate gross unrealized (depreciation)	(1,442,308)	(721,903)
Net unrealized appreciation (depreciation)	7,616,509	4,281,039
Undistributed Ordinary Income	255,039	163,187
Undistributed Long Term Capital Gains	—	—
Distributable Earnings.	255,039	163,187
Accumulated capital and other gain/(loss)	(2,981,786)	(3,677,758)
Total distributable earnings (accumulated loss)	$4,889,762	$766,468

NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Christian Stock Fund are $500 and for the Knights of Columbus ETF are $1,000, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

15

Notes to Financial Statements
November 30, 2024 (Unaudited)(Continued)
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Capital Insight Partners, LLC the sub-adviser to the Christian Stock Fund, has voting power of 963,308 shares of the Christian Stock Fund, representing 44.6% of the shares outstanding. Knights of Columbus Asset Advisors LLC the sub-adviser to the Knights of Columbus ETF, owned 800,000 shares of the Knights of Columbus ETF, representing 87.0% of the shares outstanding.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

16

Other Non-Audited Information
TAX INFORMATION
For the fiscal year ended May 31, 2024, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FIS Christian Stock Fund	100.00%
FIS Knights of Columbus Global Belief ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2024 were as follows:

FIS Christian Stock Fund	75.98%
FIS Knights of Columbus Global Belief ETF	41.19%

For the year ended May 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

FIS Christian Stock Fund	0.00%
FIS Knights of Columbus Global Belief ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.faithinvestorservices.com.
DISCLOSURE OF PORTFOLIO HOLDINGS
NEOS ETF Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds website at www.faithinvestorservices.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAIs are available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.faithinvestorservices. com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

18

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: None for the period contained within this report.

19

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

20

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: None for the period contained within this report.

21

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable to Semi-Annual Reports.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not Applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	February 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	February 6, 2025

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	February 6, 2025